Share-Based Compensation - Schedule of Share-based payment arrangement RSU activity (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning number of units | shares	0
Granted number of units | shares	4,090,000
Ending number of units | shares	4,090,000
Beginning weighted- average grant date fair value | $ / shares	$ 0
Granted weighted- average grant date fair value | $ / shares	1.35
Ending weighted- average grant date fair value | $ / shares	$ 1.35